Summarized Details of Deposits (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Deposit	Dec. 31, 2009 Deposit	Dec. 31, 2010 Deposit Interest-bearing Deposits	Dec. 31, 2009 Deposit Interest-bearing Deposits	Dec. 31, 2010 Deposit Interest-bearing Deposits Demand Deposits	Dec. 31, 2009 Deposit Interest-bearing Deposits Demand Deposits	Dec. 31, 2010 Deposit Interest-bearing Deposits Savings Deposits	Dec. 31, 2009 Deposit Interest-bearing Deposits Savings Deposits	Dec. 31, 2010 Deposit Interest-bearing Deposits Certificates of Deposit	Dec. 31, 2009 Deposit Interest-bearing Deposits Certificates of Deposit	Dec. 31, 2010 Deposit Interest-bearing Deposits Other Time Deposits	Dec. 31, 2009 Deposit Interest-bearing Deposits Other Time Deposits	Dec. 31, 2010 Deposit Interest-bearing Deposits Mutual installment deposits	Dec. 31, 2009 Deposit Interest-bearing Deposits Mutual installment deposits	Dec. 31, 2010 Demand Deposits KRW	Dec. 31, 2009 Demand Deposits KRW	Dec. 31, 2010 Savings Deposits KRW	Dec. 31, 2009 Savings Deposits KRW	Dec. 31, 2010 Certificates of Deposit KRW	Dec. 31, 2009 Certificates of Deposit KRW	Dec. 31, 2010 Other Time Deposits KRW	Dec. 31, 2009 Other Time Deposits KRW	Dec. 31, 2010 Mutual installment deposits KRW	Dec. 31, 2009 Mutual installment deposits KRW
Resale Agreement Counterparty [Line Items]
Interest-bearing deposits	$ 132,508,666,000	149,814,297,000,000	140,808,902,000,000															8,643,365,000,000	7,529,357,000,000	42,719,222,000,000	37,502,198,000,000	3,461,483,000,000	7,800,821,000,000	94,883,767,000,000	87,822,670,000,000	106,460,000,000	153,856,000,000
Non-interest-bearing deposits	2,722,347,000	3,077,886,000,000	2,889,587,000,000															3,077,886,000,000	2,889,587,000,000
Deposits		152,892,183,000,000	143,698,489,000,000
Weighted-Average Interest Rate				2.61%	3.06%	2.65%	3.12%	0.49%	0.45%	1.04%	1.22%	4.49%	5.48%	3.54%	3.91%	3.53%	3.70%